Accrued Expenses and Other Payables	12 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 7 – ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	June 30, 2026	June 30, 2025
Other payables	$296,128	$50,201
Due to third parties	40	178
Security deposit	11,159	10,617
Social security payable	524,126	431,262
Salary payable – employees	68,355	55,448
Total	$899,808	$547,706

Due to third parties were the short-term advance from third party individual or companies, bear no interest and payable upon demand.